(Loss) Earnings Per Share (Details) $ / shares in Units, shares in Thousands, $ in Millions	6 Months Ended								12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares		Jun. 30, 2020 $ / shares		Jun. 30, 2019 USD ($) $ / shares shares		Jun. 30, 2019 $ / shares		Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2019 $ / shares [4]	Dec. 31, 2018 USD ($) $ / shares shares		Dec. 31, 2018 $ / shares [4]	Dec. 31, 2017 USD ($) $ / shares shares		Dec. 31, 2017 $ / shares [4]
(Loss) Earnings per share [line items]
(Loss) profit attributable to equity holders of the Company (US$ in millions) | $	$ (716)				$ 1,067				$ 2,033			$ 1,875			$ 1,603	[1]
Weighted average number of shares for basic (loss) earnings per share (thousand shares)	8,088,743				8,082,946				8,085,149			8,078,946			8,072,709
Adjustments for share options (thousand shares)	0	[2]			5,686	[2]			5,057			7,328			4,544
Weighted average number of shares for diluted (loss) earnings per share (thousand shares)	8,088,743				8,088,632				8,090,206			8,086,274			8,077,253
(Loss) earnings per share, basic | (per share)	$ (0.0885)	[3]	$ (0.6859)		$ 0.1320	[3]	$ 1.0316		$ 0.2514		$ 1.9579	$ 0.2321		$ 1.8175	$ 0.1986	[1]	$ 1.5522
(Loss) earnings per share, diluted | (per share)	$ (0.0885)	[3]	$ (0.6859)		$ 0.1319	[3]	$ 1.0308		$ 0.2513		$ 1.9571	$ 0.2319		$ 1.8159	$ 0.1985	[1]	$ 1.5514
HK$
(Loss) Earnings per share [line items]
Exchange rate for translation	7.7504	[3]	7.7504	[3]	7.8152	[3]	7.8152	[3]	7.7879	[4]	7.7879	7.8306	[4]	7.8306	7.8157	[4]	7.8157

[1]	Note: Presentation for the year ended December 31, 2017 has been restated to reflect the adoption of IFRS 15 in 2018 as disclosed in Note 2.
[2]	The computation of the diluted loss per share for the six months ended June 30, 2020 did not assume the exercise of the Company’s share options because the exercise would result in a decrease in loss per share. For the six months ended June 30, 2019, the Company had outstanding share options that will potentially dilute the ordinary shares.
[3]	The translation of US$ amounts into HK$ amounts has been made at the exchange rate of US$1.00 to HK$7.7504 (six months ended June 30, 2019: US$1.00 to HK$7.8152).
[4]	The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2017, 2018 and 2019 of US$1.00 to HK$7.8157, US$1.00 to HK$7.8306 and US$1.00 to HK$7.7879, respectively.